September 13, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calamos Investment Trust: File Nos. 33-19228 and 811-05443

Ladies and Gentlemen:

On behalf of Calamos Investment Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of the Trust’s Prospectus and Statement of Additional Information related to its series, Calamos Short-Term Bond Fund, each dated August 29, 2018, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in the Trust’s Post-Effective Amendment No. 117 to the its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on August 28, 2018.

If you have any questions concerning this filing, please call me at 630-245-1105.

Sincerely,

/s/ Tammie Lee
Tammie Lee, Esq. Assistant Secretary

cc:	John P. Calamos, Sr.

J. Christopher Jackson, Esq.

Paulita Pike, Esq., Ropes & Gray LLP

Rita Rubin, Esq., Ropes & Gray LLP